CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Income and Comprehensive Income [Abstract]
Net loss	$ (164,237)	$ (64,713)	$ (10,268)
Other comprehensive income / (loss) (Actuarial gain / (loss))	(84)	1,016	(911)
Comprehensive loss	$ (164,321)	$ (63,697)	$ (11,179)